Earnings (Loss) Per Share - Additional Information (Details)	12 Months Ended
Dec. 31, 2022
Common Class A
Earnings Per Share Basic [Line Items]
Common stock, number of vote per share	one vote
Common Class B
Earnings Per Share Basic [Line Items]
Common stock, number of vote per share	twenty-five votes